Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY
13.	EQUITY

Authorized shares

Our authorized share capital amounts to EUR 3,500,000.00 and consists of 7,875,000 ordinary shares with a nominal value of EUR 0.40 per share and 875,000 preferred shares with a nominal value of EUR 0.40 per share. The preferred shares are divided into five series, each consisting of 175,000 preferred shares. Currently there are no preferred shares outstanding.

Preferred shares

The Company designates the preferred shares with a nominal value of EUR 0.40 each as follows;

●	a Series A consisting of 175,000 preferred shares;
●	a Series B consisting of 175,000 preferred shares;
●	a Series C consisting of 175,000 preferred shares;
●	a Series D consisting of 175,000 preferred shares; and
●	a Series E consisting of 175,000 preferred shares

Ordinary shares

On December 3, 2024, the Company implemented a 1-for-40 reverse stock split of its issued and outstanding shares. The reverse stock split was authorized by the Board of Directors of the Company, pursuant to shareholder approval granted at its Extraordinary Shareholders Meeting, on November 20, 2024. .  All share and per share information in these financial statements retroactively reflect this reverse stock split.

The Company has 7,875,000 million ordinary shares authorized. Holders of ordinary shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The nominal value of our share capital is EUR0.40 per share.

Controlled Equity Offering

In December 2022, the Company entered into a Controlled Equity Offering, known as an “ATM” facility. Pursuant to the ATM, the Company at its discretion and subject to an effective registration statement with the U.S. Securities and Exchange Commission, may sell through its agent ordinary shares at market prices, for a fee of 3%. During the year ended December 31, 2023 the Company issued 7,691 ordinary shares pursuant to the ATM for net proceeds of $1,894,742, at an average price of $246.4 per share. In 2024, there were no ATM transactions.

November 2023 Financing

On November 13, 2023, we entered into a securities purchase agreement with several institutional investors to purchase approximately $5.0 million of our ordinary shares (or pre-funded warrants to purchase ordinary shares in lieu thereof) and warrants to purchase ordinary shares in a registered direct offering (the “Units”). The combined effective purchase price for each Unit, including an ordinary share (or pre-funded warrant) and an associated warrant to purchase one ordinary share was $48.00. Under the terms of the securities purchase agreement, we have agreed to issue 104,167 ordinary shares (or pre-funded warrant in lieu thereof) and warrants (the “Warrants”) to purchase up to an aggregate of 104,167 shares. The Warrants will be exercisable immediately on the date of issuance until the fifth anniversary of the issuance date at a price of $48.00 per share. The Company received approximately $4.5 million, net of offering costs. The offering cost was approximately $500,000. All pre-funded warrants were exercised by December 31, 2023.

The proceeds from the issuance of the Units are allocated between ordinary shares and warrants based on the residual method. Under this method, the proceeds are allocated first to share capital and premium based on the fair value of the ordinary shares at the time the offering was priced, any residual value is allocated to the warrants reserve. The fair value of ordinary shares was deemed to be $48.00, the price of this offering, and no residual value has been allocated to the warrants.

December 2024 Financing

On December 12, 2024, the Company and an institutional investor (the “Purchaser”) entered into a securities purchase agreement (the “SPA”), pursuant to which the Company sold to the Purchaser 1,367,521 units, with each ordinary unit consisting of one ordinary share (or prefunded warrant in lieu of), one class A warrant to purchase one ordinary share (the “Class A Warrant”), and one class B warrant to purchase one ordinary share (the “Class B Warrant”). Each unit was sold at an offering price of $5.85 per unit, with the prefunded warrants being purchased at the offering price of $5.85 per unit less the nominal remaining exercise price of $0.0001. The Offering resulted in gross proceeds to the Company of approximately $8,000,000 (net proceeds of $7.2 million) before deducting placement agent fees and other estimated offering expenses (the “Offering”). The Offering closed on December 16, 2024.

In addition, during the year ended December 31, 2024, the Company issued ordinary shares as follows:

●	584,976 ordinary shares issued for cash of $6,590,787 pursuant to the Company’s advance notices under the Pre-Paid Advance agreement (Note 11)
●	807,388 ordinary shares issued for conversion of debt of $9,651,393
●	96,400 ordinary shares issued for service of $986,920

In addition, during the year ended December 31, 2023, the Company issued ordinary shares as follows:

●	3,569 ordinary shares issued for services rendered which were valued at $547,840
●	7,644 ordinary shares issued for cashless exercise of warrants
●	1,361 ordinary shares issued for a commitment fee on a convertible promissory note valued at $250,000
●	7,500 ordinary shares issued for acquisition of intangible assets valued at $2,055,000
●	31,475 ordinary shares issued for conversion of debt of $3,500,000

During the year ended December 31, 2022, the Company issued ordinary shares as follows:

●	43,125 ordinary shares issued for gross proceeds of approximately $25.9 million (proceeds net of offering expenses was $23.9 million);
●	20,538 ordinary shares issued for exercise of warrants, including cashless exercises (proceeds from the cash exercises of warrants were $382,500); and
●	1,826 ordinary shares issued for services valued at $906,920

Warrants

During the year ended December 31, 2021, in conjunction with private sales units, which included ordinary shares and warrants, the Company issued 93,876 warrants and issued 3,500 underwriter warrants with its IPO, cumulatively valued at $754,286, which was recorded to Reserve in the Consolidated Statement of Financial Position. Unexercised warrants were to expire in November 2023. On September 8, 2023, the Board of Directors approved an amendment to the outstanding warrant agreements, which all remaining warrant holders accepted. The amendment extended the remaining life of the warrants to November 9, 2024 and removed the option for cashless exercise. No other terms were changed. The Company analyzed the extension and determined that there was no modification to be recognized.

On November 13, 2023, the Company issued 104,166 warrants, as a part of the Unit offering, valued using the residual method and an assigned value of $0. The Warrants were exercisable immediately on the date of issuance until the fifth anniversary of the issuance date at a price of $48.00 per share.

On December 12, 2024, the Company issued 1,367,521 A Warrants and 1,367,521 B Warrants, as a part of the Unit offering, valued using the residual method and an assigned value of $27,521 each. The Warrants were exercisable immediately on the date of issuance until, the earlier of twelve months or 30 days after public release of the top-line results from the Early Detect 2 study for the B Warrants, and the fifth anniversary of the issuance date for the A Warrants, both at an exercise price of $5.85 per share.

A summary of activity during the year ended December 31, 2024, 2023 and 2022 is as follows:

	Warrant	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2021	97,376	$123.20	1.60
Issued	-	-	-
Exercised	(16,714)	139.27	2.03
Expired	-	-	-
Balance as of December 31, 2022	80,662	$120.00	0.44
Issued	104,166	48.00	5.00
Exercised	(20,417)	120.00	2.71
Expired	-	-	-
Balance as of December 31, 2023	164,411	$74.40	3.39
Grants	3,882,398	4.12	3.00
Exercised	(81,356)	0.01	-
Expired	(60,245)	120.00	-
Balance as of December 31, 2024	3,905,208	$5.38	2.44

As of December 31, 2024, all outstanding warrants are exercisable and the intrinsic value of the warrants is $4,945,104.

Carve out plan

On February 22, 2024, our Compensation Committee approved the carve-out plan (the “COP”) of Mainz Biomed USA, Inc. (“Mainz USA”) and the Board of Directors of Mainz USA approved the COP. The purpose of the COP is to promote the interests of Mainz USA by providing a payment opportunity to individuals providing services to Mainz USA upon the consummation of a corporate transaction or series of transactions resulting in a change of control of Mainz USA or our Company (a “Change of Control” and the completion of a Change of Control, the “Closing”).

Payment under the COP is based principally upon the carve-out pool amount which is equal to 13% of the aggregate pre-tax consideration (cash and fair market value of any securities or other consideration) payable in connection with a Change of Control that would be legally available for payment or distribution to Mainz USA, our Company or their respective shareholders in connection with a Change of Control (the “Consideration”). The COP provides for a carve-out pool equal to 13% of the Consideration less the aggregate severance payments contractually owed to all COP participants who have been informed on or before the Closing that their employment with Mainz USA will terminate on or within three months after the Closing. The carve-out pool will be allocated and paid to participants in the COP based on the product of the participant’s applicable carve-out percentage as defined in the COP.

Under the COP, participants may receive transaction carve-out equal to the carve-out pool amount multiplied by each participant’s carve-out percentage specified in such participant’s participation acknowledgment less that participant’s equity offset, as defined under the COP. Subject to the terms of the COP, payments under the COP will generally be paid in the same form (or forms) as the consideration received by shareholder of our Company in respect of their Company equity securities due to the change of control. The Compensation Committee has allocated 100% of the COP.

Stock options

In 2021, our shareholders adopted our 2021 Omnibus Incentive Plan (the “2021 Plan”). Under the 2021 Plan, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the 2021 Plan, the aggregate number of shares underlying awards that we could issue cannot exceed 2,300,000 ordinary shares.

In 2022, our shareholders adopted our 2022 Omnibus Incentive Plan (the (“2022 Plan”). Under the 2022 Plan, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the 2022 Plan, the aggregate number of shares underlying awards that we could issue cannot exceed 500,000 ordinary shares. In 2023, we amended the 2022 Plan to increase the aggregate number of shares underlying awards that we could issue to 875,000 ordinary shares.

During the year ended December 31, 2022, the Company granted 894,500 stock options valued at $6,494,112. Stock options with time-based vesting were valued using the Black-Scholes pricing model. The options will vest over one to four years.

During the year ended December 31, 2023, the Company granted 417,500 stock options valued at $1,407,766. Stock options with time-based vesting were valued using the Black-Scholes pricing model. The options will vest over six months to four years.

During the year ended December 31, 2024, the Company granted 3,000 stock options valued at $914,861. Stock options with time-based vesting were valued using the Black-Scholes pricing model. 1,500 options shall vest one year from grant date and 1,500 options shall vest on the six months from grant date.

During the years ended December 31, 2024, 2023 and 2022, the Company recorded share-based compensation of $149,510, $3,207,789 and $8,917,237 and unamortized expense of $3,418,251 and $3,315,321 as of December 31, 2024 and 2023, respectively. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the year ended December 31, 2024, 2023 and 2022, the estimated fair values of the stock options are as follows:

	December 31,	December 31,	December 31,
	2024	2023	2022
Exercise price	$12.0 - 24.8	$1.99 - 7.02	$6.98 - 20.87
Expected term	5.25 years	5.00 - 7.00 years	5.55 - 6.75 years
Expected average volatility	106% - 113%	84% -89%	73% - 79%
Expected dividend yield	-	-	-
Risk-free interest rate	3.8% - 4.22%	3.48% - 4.83%	1.26% - 3.38%

A summary of activity during the year ended December 31, 2024, 2023 and 2022 follows:

	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2021	37,617	$203.95	9.85
Grants	22,363	429.20	10.00
Exercised	-	-	-
Forfeited	(125)	611.20	-
Expiry	-	-	-
Balance as of December 31, 2022	59,855	$287.20	9.11
Grants	9,626	179.20	10.00
Exercised	-	-	-
Forfeited/Cancelled	(1,301)	278.80	-
Expiry	-	-	-
Balance as of December 31, 2023	68,180	$275.60	8.44
Grants	3,000	18.40	10.00
Exercised	(8,388)	351.19	-
Forfeited/Cancelled	(6,863)	391.21	-
Expiry	-	-	-
Balance as of December 31, 2024	55,929	$233.94	7.36

Exercisable as of December 31, 2024	43,347	$233.66	7.07
Expected to vest	12,582	$234.88	1.55

As of December 31, 2024, the intrinsic value of the stock options is $0.